As filed with the U.S. Securities and Exchange Commission on March 1, 2004
                                                              File No. 033-69798
                                                               File No. 811-8058

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No. __                                      [ ]

         Post-Effective Amendment No. 13                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No. 15                                                    [X]

                        (Check appropriate box or boxes.)

                         THE NOAH INVESTMENT GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                  975 Delchester Road, Newtown Square, PA 19073
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (215) 651-0460

                         William L. Van Alen, Jr., Esq.
                  975 Delchester Road, Newtown Square, PA 19073
                     (Name and Address of Agent for Service)

                                 With Copies to:

                          Mr. Merrill R. Steiner, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

_X__    immediately upon filing pursuant to paragraph (b)
____ on [ ] pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        [LOGO]
                                                                      NOAH FUNDS


                                   PROSPECTUS
                               Dated March 1, 2004
--------------------------------------------------------------------------------
NOAH FUND LARGE-CAP GROWTH PORTFOLIO (FORMERLY THE NOAH FUND)

As a matter of fundamental policy, the NOAH FUNDS will not invest in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth. In addition, the Fund will not invest in companies that make donations to Planned Parenthood or that promote anti-family entertainment or non-traditional married lifestyles. If the Fund has invested in a company that is later discovered to be in violation of this policy, the Fund will promptly liquidate its holdings in such company.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                   YOUR GUIDE
                                TO THE PROSPECTUS


This Prospectus is designed to help you make an informed decision about whether investing in the NOAH FUND Large-Cap Growth Portfolio (the "Fund") is appropriate for you. Please read it carefully before investing and keep it on file for future reference.


To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly identify the information you are looking for.

The first section, THE FUND, describes the Fund's investment objective, investment strategies and policies, primary investment risks, and the likely costs of investing in the Fund. In particular, this section tells you five important things about the Fund you should know before you invest:

      o The Fund's investment objective -- what the Fund is trying to achieve.

      o The Fund's principal investment strategies -- how the Fund tries to meet its investment objective.

      o The investment selection process used by the Fund -- how the Fund chooses its primary investments.

      o Risks you should be aware of-- the principal risks of investing in the Fund; and

      o The past performance, fees and annual operating expenses of the Fund.

The other three sections of the Prospectus -- WHO MANAGES THE FUND, HOW TO BUY AND SELL SHARES, and ADDITIONAL INFORMATION -- provide you with detailed information about how the Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and other meaningful information about the Fund.


At the NOAH FUNDS, we believe that it is consistent with Judeo-Christian Principles to take a moral stance with respect to our investments. Accordingly, as a matter of fundamental policy, the Fund will not invest in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting human life before birth. In addition, the Fund will not invest in companies that make donations to Planned Parenthood or that promote anti-family entertainment or non-traditional married lifestyles.


The Fund offered via this Prospectus is a series of The NOAH Investment Group, Inc. The Fund is advised by Polestar Management Company and employs a sub-advisor, not affiliated with Polestar Management, that provides day-to-day investment management services.

                                    THE FUND


NOAH FUND LARGE-CAP GROWTH PORTFOLIO (formerly the NOAH FUND)
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT     The Fund's  investment  objective is capital  growth,
OBJECTIVE                 consistent with the  preservation of invested capital
                          (adjusted for  inflation),  and current  income.  The
                          Fund's  investment  objective is not  fundamental and
                          may be changed by vote of the Board of Directors.  If
                          the Fund's investment  objective is changed, you will
                          be notified at least 30 days in advance.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL      o   investing in accordance with the Fund's biblical
INVESTMENT STRATEGIES         principles, which prohibits the Fund from
                              knowingly investing in any business, or in the securities of any business, that is engaged, either directly or through a subsidiary, in the alcoholic beverage, tobacco, pornography and/or gambling industries, nor will the Fund invest in any company that is in the business of aborting life before birth; in addition, the Fund will not invest in companies that make donations to Planned
                              Parenthood or that promote anti-family
                              entertainment or non-traditional married lifestyles;

                          o normally investing at least 80% of the Fund's assets in common stocks of companies with large market capitalizations (over $6 billion);

                          o holding from 60 to 200 stocks in the Fund's investment portfolio;

                          o maintaining an investment portfolio that has, on average, a higher price/earnings ratio and lower yield than the S&P 500(R) Index;

                          o investing in companies with strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continuing earnings increases; and

                          o   reducing capital gains taxes by controlling
                              portfolio turnover.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF    o   General Risk -- As is the case with most
INVESTING IN THE FUND         investments, you may lose money by investing in
                              the Fund.

                          o Stock Market Risk -- The Fund is exposed to the risks of investing in common stocks, including price risk and credit risk.

                          o Growth Risks -- The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

                          o Moral Policy Risk -- The Fund will not invest in certain companies based on activities conducted that violate the Fund's moral criteria. Accordingly, the Fund will not have as many investment options available to it as a fund that does not have such restrictions. The Fund will promptly liquidate its holdings in a company that is discovered to be in violation of such restrictions, which could result in a loss to the Fund.
--------------------------------------------------------------------------------
The Fund is appropriate for investors who want:

o Capital appreciation and are willing to accept moderate stock market volatility;

o     To invest in large capitalization companies with an emphasis on "growth;"

o     The potential for some current income; and

o     To invest in accordance with Judeo-Christian principles.

HOW HAS THE FUND PERFORMED IN THE PAST?

THE FOLLOWING BAR CHART AND TABLE HELP SHOW THE RISKS OF INVESTING IN THE FUND BY SHOWING CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S YEARLY PERFORMANCE TO THE PERFORMANCE OF THE S&P 500(R) INDEX AND RUSSELL 1000(R) GROWTH INDEX DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE BEFORE AND AFTER TAXES IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.


ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31*
--------------------------------------------------------------------------------
                                  [BAR CHART]

                          1997 Return                  33.57%

                          1998 Return                  51.33%

                          1999 Return                  30.56%

                 -28.25                2000 Return

                 -23.27                2001 Return

                 -25.02                2002 Return

               2003 Return                  25.14%
--------------------------------------------------------------------------------
                     BEST QUARTER 4TH QUARTER, 1998 34.67%
                    WORST QUARTER 4TH QUARTER, 2000 -24.82%
--------------------------------------------------------------------------------

*Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DECEMBER 31, 2003)
--------------------------------------------------------------------------------

FUND RETURNS                               ONE YEAR  FIVE YEARS(2)  SINCE INCEPTION(3)
Before-Tax Return                           18.26%     (8.61)%            4.43%
After-Tax Return on Distributions(1)        18.26%     (8.86)%            4.14%
After-Tax Return on Distributions and
Sale of Fund Shares(1)                      11.21%     (7.07)%            3.84%
S&P 500(R)Index(4)                          28.68%     (0.57)%            8.55%
Russell 1000(R)Growth Index(4)              29.75%     (5.11)%            5.87%

(1) The "after-tax returns" are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects.

(2) The five-year return after taxes on distribution and sale of fund shares is higher than the five-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

(3) The Fund commenced operations on May 17, 1996.

(4) The S&P 500(R) Index is a widely recognized, unmanaged index of 500 leading companies in leading industries in the United States economy. The Russell 1000(R) Growth Index is an unmanaged index measuring the growth component of the Russell 1000(R) Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The indices reflect no deductions for fees, expenses or taxes. The indices assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

RISK/RETURN SUMMARY: FEE TABLE

THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:                                              Understanding Expenses: Mutual
                                                               funds generally pay third
(fees paid directly from your investment)                      parties to provide the
                                                               services that the fund needs
Maximum Sales Charge (Load) Imposed on Purchases ..... 5.50%   to function properly including
Maximum Deferred Sales Charge (Load) ................. NONE    those for portfolio
Maximum Sales Charge (Load) Imposed on Reinvested              management, transfer agency
Dividends and Other Distributions .................... NONE    and shareholder statements,
Redemption Fees(1) ................................... NONE    accounting, tax reporting and
Exchange Fees ........................................ NONE    other services. These expenses
                                                               are paid from the Fund's
                                                               assets in the form of a
                                                               management fee, administrative
                                                               fee, and other expenses. Their
                                                               effect is factored into the
                                                               Fund's daily share price and
                                                               returns.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                 1.00%
Distribution & Servicing (12b-1) Fees(2)        0.25%
Other Expenses                                  1.40%
                                                -----
Total Annual Fund Operating Expenses            2.65%(3)

(1) You will be charged a fee of $10 on redemptions paid by wire transfer.

(2) Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(3) The Fund's Advisor assumed as its own certain expenses otherwise payable by the Fund during the year. As a result of these actions, the Fund's net Total Annual Fund Operating Expenses were 2.20%. At its option, the Fund's Advisor may terminate or reduce its assumption of Fund expenses at any time.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUND WITH THE COSTS OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S GROSS OPERATING EXPENSES, WITHOUT TAKING INTO CONSIDERATION ANY FEE WAIVERS AND EXPENSE REIMBURSEMENTS, REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


   ONE YEAR         THREE YEARS             FIVE YEARS              TEN YEARS
   --------         -----------             ----------              ---------
    $803              $1,328                  $1,878                  $3,369


The above example does not include the $10 fee that you would have to pay if you redeemed your shares by wire transfer. Because the Fund does not charge a redemption fee except for wire transfers, you would pay the same fees set forth above even if you did not redeem your shares.

           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment objective and principal investment strategies are generally described above. This Section sets out additional information you should know before you decide to invest in the Fund.


The Fund seeks to realize capital appreciation by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks of large capitalization companies ($6 billion or more). If the Fund changes the 80% policy, the Fund will notify shareholders at least 60 days in advance of the change, and will change the name of the Fund. Be aware that, when selecting companies for the Fund, no company can be included in the Fund's portfolio unless it satisfies the Fund's moral criteria. Subject to those restrictions, the Sub-Advisor will choose large capitalization companies that, in the Sub-Advisor's opinion, are advantageously positioned to achieve superior long-term asset value and earnings growth for the following reasons:


      1. Large capitalization companies typically are able to better realize the results of company research and new product development.

      2. Large capitalization companies typically are better able to dedicate more of their resources to capital spending and market expansion.

      3.    Large capitalization  companies typically have greater resources and
            more   management   depth  to  allow  these   companies  to  achieve
            significant presence in their chosen markets.

The Fund's Sub-Advisor, under the direction of the Advisor, will choose stocks for the Fund. The Sub-Advisor's choices are always subject to the fundamental moral philosophy of the Fund, and no stock will be knowingly purchased for or held by the Fund that violates that philosophy. The Fund's Advisor, Polestar Management Company, is responsible for the management of the Fund's assets and screening potential investments for compliance with the Fund's moral principles. The Sub-Advisor invests the Fund's assets under the supervision of the Advisor and in compliance with the Advisor's directives concerning impermissible investments.

The Sub-Advisor makes its choices based, in part, on the Sub-Advisor's analysis of broad macroeconomic and political factors such as inflation, interest rates, tax developments and currency rates.

The Sub-Advisor also conducts extensive fundamental security analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

During periods when the Fund's Sub-Advisor deems it advisable for the Fund to be in a temporary defensive posture, the Fund may invest, without limit, in "money market instruments," a term that includes, among other things, bank obligations (which include U.S. Dollar denominated certificates of deposit, bankers' acceptances and time deposits issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion), commercial paper, obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements backed by U.S. Government securities. During these periods, the Fund will not be investing according to its normal investment policies and may not achieve its investment objective.


                                PRINCIPAL RISKS

The Fund's principal risks are summarized above. This section sets out additional information on the Fund's principal risks that you should know before investing in the fund. As is the case with most investments, you may lose money by investing in the Fund.

Stock Market Risk. Stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Price Risk. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained.

Credit Risk. An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Growth Risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

Moral Policy Risk. The Fund's goal of investing in companies whose activities do not violate the Fund's moral criteria may hinder the Fund's performance compared to funds that invest based solely on investment considerations. In addition, the Fund will promptly liquidate its holdings in a company that is discovered to be in violation of its moral criteria. This policy could result in the Fund selling a security at an inopportune time from a financial point of view.


                              WHO MANAGES THE FUND

                               INVESTMENT ADVISOR

Polestar Management Company, Inc. ("Polestar Management" or the "Advisor"), 975 Delchester Road, Newtown Square, PA 19073, serves as the Fund's investment advisor and is responsible for the management of the Fund's business affairs. Under the terms of a written Investment Advisory Agreement, Polestar Management, for the fees described below, manages, or arranges for the management of, the investment and reinvestment of the assets contained in the Fund's portfolio and the review, supervision and administration of the Fund's investment program. Polestar Management also provides administrative services to the Fund.

For its services to the Fund, Polestar Management is entitled under its investment management agreement to receive a fee, payable monthly, at the annual rate of 1% of the average daily net assets.


The fees payable to Polestar are accrued daily and are based on the average daily net assets of the Fund. When the Fund achieves a certain level of net assets, the Advisor pays the Sub-Advisor a portion of the fee it receives under its investment management agreement. See the statement of additional information ("SAI") for further information.

For the Fund's fiscal year ended October 31, 2003, the Advisor earned advisory fees of $89,800 and voluntarily waived $40,404 for the Fund, retaining net fees of $49,396.


Polestar Management strives to give a one-tenth part of its net management fee received to religious organizations (without regard to denomination) for missions, discipleship and the needs of the poor, whenever such donations are economically feasible.


The Fund bears all of its expenses and all expenses of the Fund's organization, operation and business not specifically assumed or agreed to be paid by Polestar Management. Polestar Management pays or provides for the payment of the cost of office space, office equipment and office services as are adequate for the Fund's needs; provides competent personnel to perform all of the Funds' executive, administrative and clerical functions not performed by other Fund employees, agents or service providers; and authorizes persons who are officers, directors and employees of Polestar Management who may be designated as directors, officers and committee members of the Fund to serve in such capacities at no cost to the Fund.

                             INVESTMENT SUB-ADVISOR


Geewax Terker & Co., 414 Old Baltimore Pike, Chadds Ford, PA 19317 ("GTC") is responsible for the daily investment and reinvestment of the assets of the Fund. GTC was established as a Pennsylvania partnership in 1982 and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. GTC currently serves as investment advisor to over $3.6 billion in assets as of December 31, 2003. GTC operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987.

John J. Geewax, a general partner, has been responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio since January 1998. Mr. Geewax earned his Bachelor of Science Degree, his MBA and completed his PhD coursework at the University of Pennsylvania. From 1979 to 1983, he taught at the University of Pennsylvania's Wharton School where he, together with his partner Mr. Bruce Terker, developed the investment strategy currently utilized for the Fund.


                           HOW TO BUY AND SELL SHARES

DETERMINING SHARE PRICES

Shares of the Fund are offered at the public offering price ("POP"). The public offering price is each share's next calculated net asset value ("NAV") after receipt of a subscription offer, plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund's Advisor or Sub-Advisor, subject to the review and supervision of the Board of Directors. Securities will also be valued at fair value when significant events that materially affect the security's price occur after the last available market price and before a fund calculates its NAV. The Fund's per share NAV and POP is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing. The Fund may invest in foreign securities. Foreign securities trade during times when the Fund is closed, so changes to the prices of foreign securities held by the Fund will have an effect on the Fund prior to its next NAV calculation.

The NYSE is not open for business on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays falls on a Saturday, the NYSE is not open on the preceding Friday and if a holiday falls on a Sunday, the NYSE is not open on the following Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

CLASS A SHARES SALES CHARGE


The Fund offers a single class of shares, called Class A shares. Class A shares are subject to a front-end sales charge, which varies depending on how much you invest. Class A shares are offered at their POP, which is NAV per share plus the applicable sales charge. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the
Fund:


                               SALES CHARGE        SALES CHARGE
                                 AS A % OF           AS A % OF          DEALER
AMOUNT INVESTED               OFFERING PRICE   NET AMOUNT INVESTED   REALLOWANCE

Less than $49,999                  5.50%               5.82%             5.00%
$50,000 to $99,999                 4.75%               4.99%             4.25%
$100,000 to $249,999               3.75%               3.76%             3.25%
$250,000 to $499,999               2.75%               2.76%             2.50%
$500,000 to $999,999               2.00%               2.00%             1.75%
$1,000,000 or more                 1.00%               1.00%             0.75%


Citco Mutual Fund Distributors, Inc. ("CMFD"), the Funds' principal underwriter, will pay the appropriate dealer reallowance to those selected dealers who have entered into an agreement with CMFD to sell shares of the Fund. The dealer's reallowance may be changed from time to time. CMFD may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended. The Fund and CMFD have entered into agreements authorizing one or more brokers to accept purchase and redemption orders on the Fund's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.


EXEMPTIONS FROM SALES CHARGES


The Fund will waive sales charges for purchases by fee-based registered investment advisors for their clients, broker/ dealers with wrap fee accounts, registered investment advisors or brokers for their own accounts, employees and employee related accounts of the Advisor and Sub-Advisor, Fund shareholders who held Fund shares in an account with the Fund prior to May 1, 2003 and have since held Fund shares in such account continuously, and for an organization's qualified retirement plan that places either (i) 100 or more participants or
(ii) $300,000 or more of combined participant initial assets into the Fund, in the aggregate. For purchasers that qualify for a fee waiver, shares will be purchased at NAV.


The Fund may also, at its sole discretion, waive sales charges on purchases by

      1.    religious organizations for themselves or their members,

      2.    religiously-based   charitable  organizations  and  foundations  for
            themselves or their members, and/or

      3.    at times and under circumstances deemed appropriate by the Fund.

REDUCED SALES CHARGES


You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in the Fund with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Fund with a combined aggregate net asset value of $499,999, and you decided to purchase an additional $60,000 of Class A shares, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Fund.

LETTER OF INTENT


You can immediately qualify for a reduced or eliminated sales charge by signing a letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund each time you make a purchase. You are not bound to purchase the amount of your commitment, but will be subject to the higher applicable sales charge on Fund shares you purchase if you do not purchase the amount of your commitment. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.


DISTRIBUTION FEES


The NOAH Investment Group, Inc. (the "Corporation") has adopted a distribution and shareholder servicing plan (the "Distribution Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for the Fund. The Distribution Plan provides for fees to be deducted from the average net assets of the Fund to compensate persons for expenses relating to the promotion and sale of shares of the Fund.


Under the Distribution Plan, the Class A shares of the Fund compensate persons for distribution expenses at a maximum annual rate of 0.25%, payable on a monthly basis, of the Fund's average daily net assets attributable to Class A shares.


The Distribution Plan provides that the Fund may finance activities that are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.


The Distribution Plan is reviewed annually by the Corporation's Board of Directors and may be renewed only by majority vote of the Board of Directors, and also a majority vote of the "disinterested" Directors of the Corporation, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Plan.

MINIMUM INVESTMENT AMOUNTS

Your purchase of a Fund's shares is subject to the following minimum investment amounts:

                               MINIMUM INVESTMENTS

                                                   TO OPEN           TO ADD TO
TYPE OF ACCOUNT                                 YOUR ACCOUNT       YOUR ACCOUNT
Regular Accounts                                    $1,000            $   50
IRA Accounts                                        $  500            $   50
Non-Working Spousal IRA's(1)                        $  500            $   50
SEP IRA's                                           $  500            $   50
IRA Rollovers                                       $  500            $   50
401(k) Plans                                        $  500            $   50
403(b) Plans                                        $  500            $   50
Qualified Retirement Plans                          $  500            $   50
--------------------------------------------------------------------------------
(1) A regular IRA must be opened first.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent, or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the affected Fund.

If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial advisor if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Corporation also reserves the right to stop offering shares of the Fund at any time.

OPENING AND ADDING TO YOUR ACCOUNT


You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone, subject to the conditions described below under Telephone Purchases. You may also invest in the Fund through an automatic payment plan, as described below. Any questions you may have can be answered by calling the Fund, toll free, at 1-800-794-NOAH (6624).


PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL

To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to the Fund, and mail the Account Application and check to:

By Mail:                        The Noah Investment Group, Inc.
                                c/o Citco Mutual Fund Services, Inc.
                                P.O. Box C1100 Southeastern, PA 19398-1100

By Overnight Delivery:          The Noah Investment Group, Inc.
                                c/o Citco Mutual Fund Services, Inc.
                                83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco Mutual Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.


PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, take the following steps:

1.    Call 1-800-794-NOAH (6624) to inform us that a wire is being sent.

2.    Obtain an account number from the Transfer Agent.

3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent

4.    Ask your bank to wire funds to the account of:


                                 Wachovia Bank
                                 ABA# 031201467
                             Account# 2000014582716
               For Further Credit: (Your Name, Your Account No.)


Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account. No purchase may be made until the Fund's Transfer Agent has received a completed and signed application.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

AUTOMATIC INVESTMENT PLAN


You may purchase shares of the Fund through an Automatic Investment Plan, subject to the minimum investment amounts described above. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan Section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Corporation may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For information and assistance concerning the Automatic Investment Plan, please call the Transfer Agent at 1-800- 794-NOAH (6624).


You may cancel your Automatic Investment Plan or change the amount of your periodic payments at any time by mailing written notification of such cancellation or change to the Transfer Agent at Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100 or by calling 1-800-794-NOAH
(6624). For more information, call the Transfer Agent at 1-800-794-NOAH (6624).

TELEPHONE PURCHASES

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH or you wire your payment to the Fund as described above. Most transfers are completed within three business days of your call. To preserve flexibility, the Fund may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Fund does not currently expect to charge such a fee.

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day that the transfer agent receives payment through the ACH or by wire transfer. Call the Transfer Agent at 1-800-794-NOAH (6624) for details.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION


The Fund or its service providers have entered into arrangements authorizing certain financial intermediaries (or their agents) to accept purchase and redemption orders for Fund shares. If you place an order for Fund shares through an authorized financial intermediary or agent, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the POP calculated at 4:00 p.m. on that day. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order. Purchase orders received after 4:00 p.m. by the authorized financial intermediary or agent will be processed at the next determined POP on the following business day.

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

o     provide your correct social security or taxpayer identification number,

o     certify that this number is correct,

o     certify that you are not subject to backup withholding, and

o     certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold such distributions or proceeds if the IRS instructs the Fund to do so. For economy and convenience, share certificates will not be issued.

EXCESSIVE TRADING


The Advisor may bar traders who make excessive trades in the Fund from purchasing shares of the Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of the account or accounts controlled by the trader, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving Fund shares within any 120-day period. If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Fund. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions at the option of the Fund; and (2) systematic purchases made through the Automatic Investment Plan, as described above, and systematic redemptions made through the Systematic Withdrawal Plan, as described later in this section.


HOW TO SELL (REDEEM) YOUR SHARES


You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire. Redemption requests received by the Fund in Good Order, as described below, or an authorized financial intermediary or agent in accordance with their procedures before 4:00 p.m. Eastern time on any business day in proper form will be redeemed at the NAV calculated at 4:00 p.m. on that day. Redemption requests received after 4:00 p.m. by the Fund, authorized financial intermediary or agent will be processed at the next determined NAV on the following business day. The proceeds of shares purchased by check for which a redemption request has been received will be redeemed, but payment will not be released to you until the check or payment received for investment has cleared, a period which may take up to 15 days.


REDEMPTION BY MAIL

Redemption requests should be mailed via U.S. mail or overnight courier service to:


By Mail:                        The Noah Investment Group, Inc.
                                c/o Citco Mutual Fund Services, Inc.
                                P.O. Box C1100 Southeastern, PA 19398-1100

By Overnight Delivery:          The Noah Investment Group, Inc.
                                c/o Citco Mutual Fund Services, Inc.
                                83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355


The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in Good Order. Good Order means that the request must include:

1.    Your account number.

2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3. The signatures of all account owners exactly as they are registered on the account.

4.    Any required signature guarantees.

5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. The Corporation has made an election under Rule 18f-1 of the Investment Company Act of 1940, as amended, which allows the Fund to redeem shares, under certain circumstances, "in-kind." This means that the Fund may choose to redeem your shares with securities instead of cash. See the Statement of Additional Information for a more detailed discussion of in-kind redemptions.


SIGNATURE GUARANTEES


A signature guarantee of each owner is required to redeem Fund shares in the following situations, for transactions of any size:


      (i)   if you change the ownership on your account;
      (ii) when you want the redemption proceeds sent to a different address than is registered on the account;
      (iii) if the proceeds are to be made payable to someone other than the account's owner(s);
      (iv)  any redemption transmitted by federal wire transfer to your bank;
            and
      (v) if a change of address request has been received by the Fund or Transfer Agent within 15 days previous to the request for redemption.


In addition, signature guarantees are required for all redemptions of $25,000 or more from your account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order. Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Signature guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."


REDEMPTION BY TELEPHONE


You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-794-NOAH (6624) if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Corporation or Citco Mutual Fund Services, Inc., within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.


REDEMPTION BY WIRE

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

REDEMPTION AT THE OPTION OF THE FUND


If the value of the shares in your account falls to less than $500, the Corporation may notify you that, unless your account is increased to $500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $500 as the result of a reduction in the NAV per share. The Corporation reserves this right because of the expense to the Fund of maintaining very small accounts.

SYSTEMATIC WITHDRAWAL PLAN

Investors owning Fund shares having a minimum value of $10,000 may adopt a systematic withdrawal plan. Withdrawal payments to the investor may be made on a monthly, quarterly, semi-annual or annual basis and must be in a minimum amount of $500.

Shares  are  redeemed  to  make  the  requested   payment  on  the  day  of  the
shareholder's choosing each month in which a withdrawal is to be made and payments are mailed within five business days following the redemption. The redemption of shares, in order to make payments under this plan, will reduce and may eventually exhaust the account. Each redemption of shares may result in a gain or loss, which the investor must report on his income tax return. Consequently, the investor should keep an accurate record of any gain or loss on each withdrawal.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until monies are withdrawn from the plan. Contact your investment professional or call the Fund at 1-800-794-NOAH (6624) to receive information concerning your options.

                          DIVIDENDS AND DISTRIBUTIONS

Dividends  paid by the Fund are  derived  from its net  investment  income.  Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio. The Fund realizes capital gains when the Fund sells a security for more than the Fund paid for the security. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carryforwards), generally, once a year.


Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at Citco Mutual Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100.


TRANSFER, DIVIDEND DISBURSING AND ACCOUNTING SERVICES AGENT


Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, PA 19355, provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Citco Mutual Fund Services, Inc., also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.


                                 FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax advisor with specific reference to your own tax situation.

The Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (hereafter the "Code"), meaning that to the extent a Fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

If you invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions that are declared in December, but paid in January are taxable as if they were paid in December.

When you sell your shares of the Fund, you may realize a capital gain or loss.

Fund distributions and gains from the sale of your Fund shares generally will be subject to federal, state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.


                               PRIVACY STATEMENT

At THE NOAH FUNDS, we recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

      o     Account applications and other required forms,
      o     Written, oral, electronic or telephonic communications, and
      o     Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

                                 CODE OF ETHICS


The Board of Directors of the NOAH FUNDS has approved a Code of Ethics (the "Code") for the Fund, Advisor and Sub-Advisor. The Code governs the personal trading activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits trading activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Code. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Code of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Code is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE FISCAL YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND
DISTRIBUTIONS). THE FINANCIAL INFORMATION HAS BEEN AUDITED BY SANVILLE & COMPANY, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR PRESENTED.

THE NOAH FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented

                                                                        Year Ended October 31,
                                              --------------------------------------------------------------------------
                                                 2003            2002            2001            2000            1999
                                              ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $    10.89      $    13.10      $    22.49      $    23.17      $    17.31
                                              ----------      ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
    Net investment income(loss) (a)                (0.15)          (0.21)          (0.24)          (0.46)          (0.13)
    Net realized and unrealized gain/
      (loss) on investments                         2.22           (2.00)          (9.15)           1.37            6.43
                                              ----------      ----------      ----------      ----------      ----------
       Total from Investment Operations             2.07           (2.21)          (9.39)           0.91            6.30
                                              ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS:
   From net investment income                       0.00            0.00            0.00            0.00            0.00
   From realized capital gains                      0.00            0.00            0.00           (1.59)          (0.44)
                                              ----------      ----------      ----------      ----------      ----------
   Total distributions                              0.00            0.00            0.00           (1.59)          (0.44)
                                              ----------      ----------      ----------      ----------      ----------

Net Asset Value, end of period                $    12.96      $    10.89      $    13.10      $    22.49      $    23.17
                                              ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                      19.01%         (16.87%)        (41.75%)          3.98%          37.06%

Ratios/supplemental data
   Net assets, end of period (in 000's)       $    9,961      $    8,694      $   10,998      $   18,522      $    6,472
   Ratio of expenses to average net assets
      before reimbursement                         2.65%           2.51%           2.67% (b)       2.20%           2.72%
      net of reimbursement                         2.20%           2.20%           2.20% (b)       2.20%           2.15%
   Ratio of net investment income (loss)
     to average net assets
      before reimbursement                        (1.74%)         (1.95%)         (1.97%)         (1.68%)         (2.13%)
      net of reimbursement                        (1.29%)         (1.64%)         (1.50%)         (1.68%)         (1.56%)

Portfolio Turnover Rate                          200.08%         186.07%         191.81%          49.76%          81.53%

(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.
(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.

                              FOR MORE INFORMATION


Additional  information  about  the  Fund  is  available  in the  Fund's  latest
Semi-Annual Report, dated April 30, 2003 and Audited Annual Report, dated October 31, 2003 and Statement of Additional Information (SAI). The SAI contains additional information about the Fund. A current SAI, dated March 1, 2004, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Fund's Audited Annual Report contains audited financial information concerning the Fund and discussion relating to the factors that affected the Fund's performance during the Fund's last fiscal year.


To receive information, without charge, concerning the Fund or to request a copy of the SAI, annual or semi-annual report relating to the Fund, please contact us at:


                        The Noah Investment Group, Inc.
                      c/o Citco Mutual Fund Services, Inc.
                                 PO Box C-1100
                          Southeastern, PA 19399-1100
                             1-800-794-NOAH (6624)


A copy of your requested document(s) will be mailed to you within three days of your request.


You can also contact the Fund by email at info@noahfund.com, or by visiting our web site at www.noahfund.com.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                           Investment Company Act No.
                                    811-8058

          TABLE OF CONTENTS


THE FUND . . . . . . . . . . . . . . . .3
INVESTMENT OBJECTIVES AND
  PRINCIPAL INVESTMENT STRATEGIES . . . 6               [LOGO]
PRINCIPAL RISKS . . . . . . . . . . . . 6             NOAH FUNDS
WHO MANAGES THE FUND . . . . . . . . . .7
  Investment Advisor . . . . . . . . . .7
  Investment Sub-Advisor . . . . . . . .8
HOW TO BUY AND SELL SHARES . . . . . . .8             PROSPECTUS
DIVIDENDS AND DISTRIBUTIONS . . . . . .16
FEDERAL TAXES . . . . . . . . . . . . .16           1-800-794-6624
PRIVACY STATEMENT . . . . . . . . . . .17
CODE OF ETHICS . . . . . . . . . . . . 17           1-800-794-NOAH
FINANCIAL HIGHLIGHTS . . . . . . . . . 18
FOR MORE INFORMATION . . . . . . . . . 19          www.noahfund.com

                                                     MARCH 1, 2004

                         THE NOAH INVESTMENT GROUP, INC.
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100


                       STATEMENT OF ADDITIONAL INFORMATION


                              Dated: March 1, 2004

This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the current Prospectus, dated March 1, 2004 of The Noah Investment Group, Inc. (the "Company"). To obtain a copy of the Prospectus, please call 1-800-794-NOAH (6624). The prospectus of the Company is incorporated by reference into this SAI for all purposes as if fully set forth herein. This SAI relates only to the NOAH FUND Large Cap Growth Portfolio - Class A (formerly, the NOAH FUND), a series of the Company (the "Fund").




                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND POLICIES...........................................2
THE FUND....................................................................3
MANAGEMENT OF THE COMPANY AND THE FUND......................................3
REMUNERATION OF DIRECTORS AND OFFICERS......................................6
PRINCIPAL HOLDERS OF SECURITIES.............................................6
INVESTMENT MANAGEMENT SERVICES..............................................7
DISTRIBUTOR.................................................................8
DISTRIBUTION PLAN...........................................................8
BROKERAGE ALLOCATIONS.......................................................9
Dealer Reallowances........................................................10
REDEMPTION IN KIND.........................................................10
PURCHASE AND REDEMPTION OF SHARES..........................................10
PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS.........................10
AUTOMATIC INVESTMENT PLAN..................................................11
INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")....................................11
TRANSFER AGENT, DIVIDEND DISBURSING AND....................................11
ACCOUNTING SERVICES AGENT, AND ADMINISTRATOR...............................11
AUDITOR....................................................................11
AUDIT COMMITTEE............................................................12
CUSTODIAN..................................................................12
REGISTRATION STATEMENT.....................................................12
FINANCIAL STATEMENTS.......................................................12
TAXES, DIVIDENDS AND CAPITAL GAINS.........................................13
GENERAL INFORMATION........................................................15
SHAREHOLDER MEETINGS.......................................................16
CODE OF ETHICS.............................................................16

                        INVESTMENT OBJECTIVE AND POLICIES


The investment objective, investment policies, and the fundamental philosophical investment restrictions of the Fund are described in the Fund's Prospectus. The Fund is subject to the following additional fundamental investment restrictions. Fundamental investment restrictions may not be changed without a vote of a majority of the Fund's outstanding shares, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").


Unless otherwise noted, the Fund will not:


(a) with respect to 75% of its assets, invest more than 5% of the market value of its assets in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof);

(b) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer (other than obligations of the U.S. Government);

(c) invest more than 5% of its assets in the securities of companies that (with predecessors) have a continuous operating history of less than three years;

(d) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry;

(e) borrow money except from a bank and only for temporary or emergency purposes, and then only in an amount not in excess of 10% of the lower of the market value or cost of its assets, in which case it may pledge, mortgage or hypothecate any of its assets as security for such borrowing, but not to an extent greater than 10% of the market value of its assets; the Fund will not purchase any securities while such borrowings exceed 5% of the Fund's assets;


(f) underwrite the securities of other issuers;

(g) make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors;

(h) invest in oil, gas or mineral leases or real estate, except that the Fund may purchase the securities of companies engaged in the business of real estate, including real estate investment trusts;


(i) invest in commodities or commodity contracts; or


(j) issue or invest in senior securities.

These investment limitations, as described above, are considered to apply at the time that securities are purchased.

                                    THE FUND


The Company was organized on December 16, 1992, as a Maryland corporation, and began operations in 1996. The Company is a mutual fund of the type known as an open-end management investment company and offers Class A shares of the Fund. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale and diversification, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. The Company is authorized to issue 500,000,000 shares of common stock, par value $0.001 per share. The Company's Articles of Incorporation permits its Board of Directors to classify any unissued shares into one or more classes and series of shares. The Fund is classified as "diversified," as that term is defined in the 1940 Act. Fund shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

                     MANAGEMENT OF THE COMPANY AND THE FUND



The Company's Board of Directors (the "Board of Directors") is responsible for the Fund's management, and has certain fiduciary duties and obligations to the Fund and its shareholders under the laws of the State of Maryland and applicable federal securities laws. The information provided below sets forth biographical information regarding each Director. Directors who are "interested persons" of the Company, as that term is defined by Section 2(a)(10) of 1940 Act, are marked by an asterisk.




                                       DIRECTORS WHO ARE INTERESTED PERSONS OF THE COMPANY
--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
                       POSITION(S)    TERM OF OFFICE &                                  NUMBER OF      OTHER
        NAME,          HELD WITH THE  LENGTH OF TIME        PRINCIPAL OCCUPATION(S)    PORTFOLIOS   DIRECTORSHIPS
   ADDRESS & AGE           FUND            SERVED            DURING PAST 5 YEARS        OVERSEEN        HELD
--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
William L. Van        Director,       Each Director      Mr. Van Alen is an                1       USA
Alen, Esq. *          President,      serves for an      attorney engaged in the                   Technologies,
975 Delchester Road   Treasurer       indefinite         private practice of law                   Inc.
Newtown, PA 19382                     term.  Mr. Van     since 1962.  He is also
Age 68                                Alen has served    President, Director and
                                      since 1996.        Chairman of the Board of
                                                         Polestar Management
                                                         Company, the Fund's
                                                         Advisor.  He is also
                                                         President of Cornerstone
                                                         Entertainment, Inc., a
                                                         company engaged in the
                                                         film and entertainment
                                                         industry.

--------------------- --------------- ------------------ ---------------------------- ------------ -----------------



* Mr. William L. Van Alen, Jr. is an interested person of the Company by virtue of being an officer and director of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company, the Fund's investment advisor.


                                     DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY
--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
                       POSITION(S)    TERM OF OFFICE &                                  NUMBER OF      OTHER
        NAME,          HELD WITH THE  LENGTH OF TIME        PRINCIPAL OCCUPATION(S)    PORTFOLIOS   DIRECTORSHIPS
   ADDRESS & AGE           FUND            SERVED            DURING PAST 5 YEARS        OVERSEEN        HELD
--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
Dr. Forest H.         Director        Each Director      Dr. Anthony has been Vice         1       None
Anthony, MD                           serves for an      President of Protarga,
1426 Fairview Road                    indefinite         Inc., a pharmaceutical
Villanova, PA 19085                   term.  Dr.         company, from June 1998 to
Age 50                                Anthony has        the present; was the
                                      served since       Director of Science of the
                                      1996.              University City Science
                                                         Center, a technology
                                                         company, from September
                                                         1997 to June 1998; was
                                                         President and Chief
                                                         Executive Officer of Avid
                                                         Corporation, a
                                                         pharmaceutical company,
                                                         from January 1991 to
                                                         September 1997; was a
                                                         member of the Board of
                                                         Directors of the
                                                         Biotechnology Industry
                                                         Organization, a trade
                                                         association, from 1993 to
                                                         1997; and has been
                                                         Chairman of the Board of
                                                         Trustees of The American
                                                         Academy, a nonprofit
                                                         organization, which is a
                                                         school for grades
                                                         kindergarten through
                                                         twelfth grade.

--------------------- --------------- ------------------ ---------------------------- ------------ -----------------

Mr. Roger J. Knake    Director        Each Director      Mr. Knake has been                1       None
615 Mountain View                     serves for an      President of MCX, Inc.
Road                                  indefinite         (formerly known as XITEL,
Berwyn, PA 19312                      term.  Mr. Knake   Inc.) from June 1983 to
Age 61                                has served since   the present.  MCX, Inc. is
                                      1996.              ______________ a
                                                         computer software
                                                         consultant company.

--------------------- --------------- ------------------ ---------------------------- ------------ -----------------


--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
                       POSITION(S)    TERM OF OFFICE &                                  NUMBER OF      OTHER
        NAME,          HELD WITH THE  LENGTH OF TIME        PRINCIPAL OCCUPATION(S)    PORTFOLIOS   DIRECTORSHIPS
   ADDRESS & AGE           FUND            SERVED            DURING PAST 5 YEARS        OVERSEEN        HELD
--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
Mr. Martin V.         Director        Each Director      Mr. Miller was engaged in         1       None
Miller, Esq.                          serves for an      the practice of securities
344 Venetian Drive,                   indefinite         law during the period from
#2                                    term.  Mr.         1959 until 2000.  During
Delray Beach, FL                      Miller has         that period of time, he
33483                                 served since       was employed by the U.S.
Age 76                                2000.              Securities and Exchange
                                                         Commission until 1968,
                                                         as a partner in the Law
                                                         firm, Stradley, Ronon,
                                                         Stevens and Young, LLP
                                                         until 1983 and as a
                                                         sole practitioner until
                                                         his retirement in 2000.

--------------------- --------------- ------------------ ---------------------------- ------------ -----------------

Mr. George Jensen     Director        Each Director      Chairman, CEO and Director        1       USA
200 Plant Avenue                      serves for an      of USA Technologies, Inc.,                Technologies,
Wayne, PA  19087                      indefinite         a technology design and                   Inc.
Age 45                                term.  Mr.         manufacturing company,
                                      Miller has         since 1992.  Executive
                                      served since       officer of American Film
                                      1996.              Technologies from 1985
                                                         until 1992.  CEO and
                                                         President of International
                                                         Film Productions, Inc.
                                                         from 1979 to 1985.  Named
                                                         1989 Entrepreneur of the
                                                         Year in the high
                                                         technology category for
                                                         Philadelphia by Ernst &
                                                         Young and Inc. Magazine.
                                                         Mr. Jensen received his
                                                         Bachelor of Science Degree
                                                         from the University of
                                                         Tennessee and is a
                                                         graduate of the Advanced
                                                         Management Program at the
                                                         Wharton School of the
                                                         University of Pennsylvania.

--------------------- --------------- ------------------ ---------------------------- ------------ -----------------

Officers of the Company



--------------------- --------------- ------------------ ---------------------------- ------------ -----------------
                       POSITION(S)    TERM OF OFFICE &                                  NUMBER OF      OTHER
        NAME,          HELD WITH THE  LENGTH OF TIME        PRINCIPAL OCCUPATION(S)    PORTFOLIOS   DIRECTORSHIPS
   ADDRESS & AGE           FUND            SERVED            DURING PAST 5 YEARS        OVERSEEN        HELD
--------------------- --------------- ------------------ ---------------------------- ------------ -----------------

Mr. William L. Van    President,      Served since 1998  President, Polestar          Not            USA
Alen, Jr., Esq.       Treasurer                          Management Company           Applicable     Technologies,
                                                                                                     Inc.

--------------------- --------------- ------------------ ---------------------------- -------------- -----------------
Theresa McNamee       Asst.           Elected in 2002    Relationship Manager,        Not            None
                      Secretary                          Citco Mutual Fund            Applicable
                                                         Services, Inc.
--------------------- --------------- ------------------ ---------------------------- -------------- -----------------


Ownership of Fund Securities by Directors


The tables below shows the dollar range of Fund securities owned by the directors of the Company as of December 31, 2003. Directors are exempt from sales charges on purchases of Fund securities.


Directors Who Are Interested Persons of the Company


------------------------------------------ ------------------------------- -------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES
                                               DOLLAR RANGE OF EQUITY          OVERSEEN BY DIRECTOR IN FAMILY OF
            NAME OF DIRECTOR                   SECURITIES IN THE FUND                 INVESTMENT COMPANIES
------------------------------------------ ------------------------------- -------------------------------------------
Mr. William L. Van Alen, Esq.                      Over $100,000                         Over $100,000
------------------------------------------ ------------------------------- -------------------------------------------


Directors Who Are Not Interested Persons of the Company


------------------------------------------ ------------------------------- -------------------------------------------
                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                              EQUITY SECURITIES IN ALL REGISTERED
                                                                                      INVESTMENT COMPANIES
                                               DOLLAR RANGE OF EQUITY          OVERSEEN BY DIRECTOR IN FAMILY OF
            NAME OF DIRECTOR                   SECURITIES IN THE FUND                 INVESTMENT COMPANIES
------------------------------------------ ------------------------------- -------------------------------------------
Dr. Forest H. Anthony, MD                         $50,001-$100,000                      $50,001-$100,000
------------------------------------------ ------------------------------- -------------------------------------------
Mr. Roger J. Knake                                 $1 -- $10,000                          $1 - $10,000
------------------------------------------ ------------------------------- -------------------------------------------
Mr. Martin V. Miller, Esq.                        $10,001-$50,000                       $10,001-$50,000
------------------------------------------ ------------------------------- -------------------------------------------
Mr. George Jensen                                       None                                  None
------------------------------------------ ------------------------------- -------------------------------------------



                     REMUNERATION OF DIRECTORS AND OFFICERS


No Director or Officer of the Company receives compensation for acting as such. In the future, the non-interested Directors may receive a fee for each Board of Directors' meeting or Committee meeting attended, plus expenses. As of February 1, 2004, the Company's Directors and Officers, as a group, owned more than 5% of the Fund's outstanding shares.


                         PRINCIPAL HOLDERS OF SECURITIES


At the close of business on February 1, 2004, the following person was known by the Company to be the beneficial owner of more than 5% of the Company's outstanding Shares: Charles Schwab, for the exclusive benefit of client accounts
- 5.78%

                         INVESTMENT MANAGEMENT SERVICES


Information on the Fund's Investment Advisor and Sub-Advisor is set forth in the Prospectus. This section contains additional information concerning the Advisor and Sub-Advisor and their obligations to the Fund.


General Advisor Duties


Polestar Management Company, Inc. (the "Advisor") is owned by William L. Van Alen, who serves as the President and CEO of the Advisor and Director, President and Treasurer of the Fund. The Advisor and Sub-Advisor supervise and implement the investment activities of the Fund, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Sub-Advisor under its Sub-Investment Advisory Agreement ("Sub-Advisory Agreement") is the selection of brokers and dealers through whom transactions in the Fund will be effected.

The Advisory Agreement and Sub-Advisory Agreement provide that the Advisor and Sub-Advisor shall not be liable for any loss suffered by the Company/Fund or its shareholders as a consequence of any act or omission in connection with services under its respective agreement, except by reason of the Advisor's or Sub-Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties. Each of the Advisory Agreement and Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Advisory Agreement and Sub-Advisory Agreement had an initial term of two years, and may be continued thereafter from year to year so long as continuance of each agreement is approved at least annually (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Company or the Advisor (the "Independent Directors") cast in person at a meeting called for the purpose of voting on such approval, and (b) by the majority vote of the Board of Directors or by the "vote of a majority of the outstanding voting securities of the Company" (as defined in the 1940 Act).

During the past fiscal year, the Board, including a majority of the Independent Directors, approved the renewal of the Investment Advisory and Sub-Advisory Agreements. In approving the Investment Advisory agreement between the Company and the Advisor, the Board considered a number of factors that it considered material to the Agreement. The Advisor provided the Board with reports throughout the fiscal year on Fund performance and Fund activity. In approving the Sub-Advisory Agreement between the Company, the Advisor and the Sub-Advisor, the Board reviewed information relating to the Sub-Advisor's business, financial condition, personnel and operations. The Sub-Advisor also provided an oral presentation regarding the portfolio holdings of the Fund, the Fund's performance, and the market conditions and economic outlook. The Board examined the fees to be paid to the Advisor and the Sub-Advisor and determined that the fees were reasonable in light of the services provided. It was also noted that the Sub-Advisor continued to serve ably as sub-adviser. The Board did not assign any relative value to the factors it considered. Instead, it considered all such factors, taken as a whole.

For the fiscal years ended October 31, 2003, 2002, and 2001, the Fund paid the Advisor $89,800, $103,396, and $133,586, respectively, for management of the Fund's assets. For the fiscal years ended October 31, 2003, 2002, and 2001, the Advisor voluntarily waived $40,404, $31,814, and $63,056, respectively, of its advisory fee.


Sub-Advisory Fees


Under the Sub-Advisory Agreement between the Advisor and Geewax Terker & Company ("GTC") for GTC to serve as Sub-Advisor for the Fund, the Advisor pays GTC as follows:


o     $1.00 per annum on average net assets of up to $20,000,000;

o     0.75% per annum on average net assets from $20,000,000 to $40,000,000;

o     0.50% per annum on average net assets from $40,000,000 to $90,000,000; and

o     0.75% per year on average net assets in excess of $90,000,000.


For the fiscal years ended October 31, 2003, 2002, and 2001, the Fund paid GTC $1.00 each year for management of the Fund's assets.




Proxy Voting Policies


The Board delegated proxy voting authority to the Sub-Advisor and adopted the proxy voting guidelines of the Sub-Advisor to vote the proxies of the Fund's portfolio securities. In general, proxies are voted in a manner that is consistent with the best interest of the Sub-Advisor's clients, including the Fund. If any conflicts should arise, the Sub-Advisor will immediately notify the Advisor of any potential conflicts of interest and obtain the Advisor's consent for the conflicted proxy vote. Generally, proxies will be voted to improve corporate governance, to protect and enhance shareholder value, to enhance the accountability of management to shareholders and encourage cooperation between management and shareholders. The Sub-Advisor will generally vote with management, except in cases where such a vote would be contrary to the enhancement of shareholder value. Proposals that indicate that they could be anti-takeover will be rejected. The Sub-Advisor will generally vote for shareholder proposals presented in a proxy that are directed towards enhancing management's accountability to shareholders. The Sub-Advisory will also vote with management on issues in which social, moral or ethical motivations are put ahead of or on par with financial concerns. Ratification of mergers and acquisitions are voted on a case-by-case basis.


                                   DISTRIBUTOR


Citco Mutual Fund Distributors, Inc. (formerly, Citco-Quaker Fund Distributors, Inc.), 83 General Warren Blvd., Suite 200, Malvern, PA 19355 (the "Distributor"), an affiliate of Citco Mutual Fund Services, Inc. (formerly, Citco-Quaker Fund Services, Inc.), serves as distributor in the continuous offering of the Fund's shares. The Distributor originally received a flat fee of $10,000 per year for such services, paid in equal monthly installments. The Distributor agreed to waive receipt of its monthly fee payment until August 1, 2002. For the period from December 28, 2001 to fiscal year end October 31, 2002, the Distributor received $2,000, which does not include the $8,000 of fees waived through August 1, 2002. As of April 11, 2003, the Distributor no longer receives a flat fee of $10,000. Rather, upon the conversion of the Fund to a load-Fund, the Distributors receives the underwriting concession describes in the Prospectus. For the fiscal ended October 31, 2003, the Distributor received $4,442 for service as distributor for the Fund.

Prior to December 28, 2001, AmeriMutual Funds Distributor, Inc., 150 Motor Parkway, Suite 109, Hauppauge, NY 11788, served as Distributor of the Company's shares. For the period from November 1, 2001 through December 27, 2001, AmeriMutual Funds Distributor, Inc. received $1,667 from the Company for such services. For the fiscal year ended October 31, 2001 AmeriMutual Funds Distributor, Inc. received $10,000 from the Company for such services.


                                DISTRIBUTION PLAN


The Company has adopted a distribution plan for the Fund (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets payable to the Advisor for distribution and shareholder servicing activities.

The Distribution Plan for the Fund was approved by the Board of Directors including a majority of the Fund's a majority of the Directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the plan or related agreements (the "12b-1 Directors"), and by the vote of the Fund's shareholders at a shareholders' meeting held on January 9, 1998. Thereafter, the plan continues for successive annual periods provided that such continuance is specifically approved at least annually by a vote of a majority of the Board of Directors and a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such plan or agreements.

The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of Fund shares, including, but not limited to, advertising, printing and mailing of prospectuses and reports for prospective shareholders, printing and distribution of sales literature, and the compensation of persons primarily engaged in the sale and marketing of the Fund's shares.

In approving the Distribution Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Directors considered various factors and determined that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and its shareholders. The Distribution Plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund to prospective shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

The Distribution Plan may not be amended to increase materially the amount to be spent by the Fund under the Distribution Plan without shareholder approval, and all material amendments to the provisions of the Distribution Plan must be approved by a vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast at a meeting called for the purpose of such a vote. During the continuance of the Distribution Plan, the Board of Directors will receive and review quarterly written reports of the amounts and purposes of the distribution payments. Furthermore, during the term of the Distribution Plan, the selection and nomination of the Independent Directors must be and has been committed to the discretion of the Independent Directors.

The itemized expenses pursuant to the Plan for the Fund for the fiscal year ended October 31, 2003 are as follows:



                                                                          Total payments
                                                                       pursuant to the Plan
          ----------------------------------------------- ------------------------------------
          Advertising                                                                $ 43,045
          ----------------------------------------------- ------------------------------------
          Printing and Mailing of Prospectuses to other
                   than Current Shareholders                                         $ 10,911
          ----------------------------------------------- ------------------------------------
          Compensation to Distributors                                                    $ 0
          ----------------------------------------------- ------------------------------------
          Compensation to Dealers                                                    $ 26,000
          ----------------------------------------------- ------------------------------------
          Compensation to Sales Personnel                                              $2,866
          ----------------------------------------------- ------------------------------------
          Interest or Other Finance Charges                                               $ 0
          ----------------------------------------------- ------------------------------------
          Administration and Shareholder Servicing                                   $ 79,118
          ----------------------------------------------- ------------------------------------
          Other Fees                                                                  $ 6,682
          ----------------------------------------------- ------------------------------------
          TOTAL                                                                     $ 168,622


                              BROKERAGE ALLOCATIONS

Subject to policies established by the Board of Directors, the Advisor and Sub-Advisor will arrange for the execution of portfolio transactions. In placing brokerage orders, the Advisor and Sub-Advisor will seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor and Sub-Advisor shall consider all factors that they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.


The Advisor and Sub-Advisor are authorized to pay to brokers or dealers a commission in excess of the amount another broker or dealer would have charged for effecting the transaction if the Advisor or Sub-Advisor determines, in good faith, that the commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker or dealer - viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor and Sub-Advisor to the Fund. Brokerage transactions may also be allocated in recognition of sale of Fund shares.

For the fiscal years ending October 31, 2003, 2002, and 2001, the Fund paid $47,759, $50,662, and $40,032, respectively, in brokerage fees.

                               DEALER REALLOWANCES

The Fund's shares are subject to a sales charge that includes a dealer reallowance, which varies depending on how much the shareholder invests. The Distributor pays the appropriate dealer reallowance to dealers who have entered into an agreement with the Distributor to sell shares of the Fund. More detailed information on the sales charge and its application is contained in the Prospectus, which is incorporated herein by reference.


                               REDEMPTION IN KIND


A Notification under Rule 18f-1 under the 1940 Act has been filed on behalf of the Company, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or
(ii) 1% of the net asset value of the Fund at the beginning of such election period. The Company intends to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interests of the Fund to do so. In making a redemption in kind, the Company reserves the right to select from the applicable Fund's portfolio holdings a number of shares which will reflect the portfolio make-up and the value of which will approximate, as closely as possible, the value of the Fund shares being redeemed, or to select from one or more portfolio investments, shares equal in value to the total value of the Fund shares being redeemed. Any shortfall will be made up in cash.


Investors receiving an in-kind distribution are advised that they will likely incur a brokerage charge on the disposition of such securities through a broker. The portfolio securities distributed in kind will be valued at the values used for the purpose of calculating the per share net asset value used in valuing the Fund's shares tendered for redemption.

                        PURCHASE AND REDEMPTION OF SHARES


Shares of the Fund are offered at the public offering price per share, which is based on the net asset value per share. A description of the procedure for the determination of the public offering price and net asset value of the Fund's shares is contained in the Prospectus, which is incorporated herein by reference. The Prospectus also contains additional information on the purchase and redemption of Fund shares.


               PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS


Investors may purchase shares of the Fund at the public offering price through programs or services offered or administered by broker-dealers, financial institutions or other service providers ("Processing Intermediaries") that have entered into agreements with the Distributor. Such Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to investors who invest directly in the Fund or by placing orders with selected dealers. Certain services of the Company may not be available or may be modified in connection with the programs provided by Processing Intermediaries. The Fund may accept requests only from the Processing Intermediary to purchase additional shares for an account in which the Processing Intermediary is the shareholder of record. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. Any such fee or charge paid directly by shareholders is retained by the Processing Intermediary and is not remitted to the Fund, the Distributor or the Advisor. Additionally, the Advisor, the Distributor and/or the Fund may pay fees to Processing Intermediaries to compensate them for the services they provide. Program materials provided by the Processing Intermediary should be read in conjunction with the Prospectus before investing in this manner. Shares of the Fund may be purchased through Processing Intermediaries without regard to the Fund's minimum purchase requirement.

The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept purchase and redemption orders on the Fund's behalf. In such event, the Fund will be deemed to have received a purchase order when the Processing Intermediary accepts the customer order. The order will be priced at the Fund's public offering price next computed after the order has been accepted by the Processing Intermediary.


                            AUTOMATIC INVESTMENT PLAN


A shareholder may make arrangements for an Automatic Investment Plan (i.e., automatic monthly investments from the shareholder's bank account) by calling the Fund at 1-800-794-NOAH (6624) and requesting an application. The Automatic Investment Plan may be changed or canceled at any time upon receipt by the Fund's Transfer Agent of written instructions or an amended application from the shareholder with signatures guaranteed.

Since the Fund's shares are subject to fluctuations in both income and market value, an investor contemplating making periodic investments in shares of the Fund should consider his financial ability to continue such investments through periods of low price levels, and should understand that such a program cannot protect him against loss of value in a declining market.


                     INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")


In general, an IRA provides certain tax advantages for participants. Under an IRA plan, a participant's periodic contributions and all dividends and capital gains distributions will be invested in shares of the Fund.

An individual may establish and make contributions of up to $3,000 per year to his or her own IRA or may roll over moneys from other tax qualified plans. An individual wishing to make an IRA investment, should consult with his or her own tax Advisor before doing so. Investors should call the Transfer Agent at 1-800-794-NOAH (6624) for information and instructions.

                     TRANSFER AGENT, DIVIDEND DISBURSING AND
                  ACCOUNTING SERVICES AGENT, AND ADMINISTRATOR

Citco Mutual Fund Services, Inc., 83 General Warren Boulevard, Suite 200, Malvern, PA 19355, provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Citco Mutual Fund Services, Inc., provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services. Citco Mutual Fund Services, Inc. also serves as the administrator to the Fund. As Fund administrator, Citco Mutual Fund Services, Inc. provides regulatory reporting services; all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Fund; and other services as the Fund may request consistent with its contractual obligations.


                                     AUDITOR


Sanville & Company located at 1514 Old York Road, Abington, PA 19001 serves as the Company's independent public accountants and will audit the Company's financial statements.

                                 AUDIT COMMITTEE


The Board of Directors of the Company has established an Audit Committee made up of independent Directors. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control over financial reporting, and the independent auditors' responsibility to plan and carry out a proper audit. The Audit Committee (1) oversees the Fund's accounting and financial reporting policies and practices, its internal control over financial reporting and, as appropriate, inquires into the internal control over financial reporting of certain service providers; (2) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund's independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund's independent auditors; and (4) acts as a liaison between the Fund's independent auditors and the full Board.

The Audit Committee is comprised of George R. Jensen, Jr. (Chair), Forest H. Anthony, Martin V. Miller, Esq., and Roger J. Knake. During the fiscal year ended October 31, 2003, there was one meeting of the Audit Committee.


                                    CUSTODIAN


First Union National Bank, N.A. located at 123 South Broad St., Philadelphia, PA 19109 serves as the Fund's custodian and holds the investments and other assets of the Fund. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian and may be entered in the Federal Reserve Book Entry System or the security depository system of The Depository Trust Company.


                             REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Fund's registration statement filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS


The Company's unaudited Semi-Annual Report, date April 30, 2003, and most recent audited Annual Report to Shareholders, dated October 31, 2003, including the Report of Independent Accountants, are incorporated by reference into this SAI. The Semi-Annual and Annual Report may be obtained free of charge by calling 1-800-794-NOAH (6624) or by writing to the Fund at the address listed on the cover.

                       TAXES, DIVIDENDS AND CAPITAL GAINS

DISTRIBUTIONS OF NET INVESTMENT INCOME


The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS OF QUALIFIED DIVIDEND INCOME

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

      o     dividends paid by domestic corporations, and

      o     dividends paid by qualified foreign corporations, including:

            --    corporations incorporated in a possession of the U.S.,

            -- corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

            -- corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Fund and its investors must each separately meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.


DISTRIBUTIONS OF CAPITAL GAINS

The Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in October, November or December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY


The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o     98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o     100% of any undistributed amounts from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES

Redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE

Any loss incurred on the redemption of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

WASH SALES

All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. government securities


The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.





Dividends-received deduction for corporations

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations.


                               GENERAL INFORMATION


Total return for the Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of the Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. The performance of the Fund may be compared in publications: to the performance of various indices and investments for which reliable data is available, or to averages, performance rankings or other information prepared by recognized mutual fund statistical services. The Fund's Annual Report contains additional performance information and is available, without charge, upon request at the address, toll-free telephone number or website noted on the cover.

                              SHAREHOLDER MEETINGS


Shareholder meetings will not be held unless required by Federal or State law. However, the Directors of the Company will promptly call a meeting of shareholders for the purpose of acting upon questions of removal of a Director or Directors, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.


                                 CODE OF ETHICS


The Company, Advisor, Sub-Advisor, and Distributor have each adopted a code of ethics, as required by Rule 17j-1 of the 1940 Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures. The codes of ethics are on file with the SEC.

                                     PART C

Item 23.

Exhibit No.       Description of Exhibit
-----------       ----------------------

(a)               Articles of Amendment and Restatement of Charter (See Note 1)

         (a)(1)   Articles of Amendment (See Note 1)

         (a)(2)   Articles Supplementary filed on October 15, 2001 (See Note 7)

         (a)(3)   Articles of Amendment filed on August 16, 2002 (See Note 7)

         (a)(4)   Articles Supplementary filed on August 16, 2002 (See Note 7)

(b)               Bylaws (See Note 1)

(c)               Instruments Defining Rights of Security Holders.

                  See Article VII of the Registrant's Articles of Amendment and Restatement of Charter.

                  See also, Article II, "Meetings of Stockholders," of the Registrant's By-Laws.

(d)               Management Agreement with Polestar Management for the NOAH
                  Fund (See Note 1)

         (d)(1) Form of Amendment No. 1 to the Management Agreement with Polestar Management for the NOAH Fund (See Note 6)

         (d)(2) Form of Amendment No. 2 to the Management Agreement with Polestar Management for the NOAH Fund (See Note 6)

         (d)(3) Form of Sub-Investment Advisory Agreement with Geewax, Terker & Company for the NOAH Fund (See Note 2)

(e)               Underwriting Agreement with Citco-Quaker Fund Distributors,
                  Inc. (See Note 3)

         (f)      Not Applicable.

(g)               Form of Custody Agreement (See Note 2)

(h) Form of Mutual Fund Services Agreement with (formerly, Citco-Quaker Fund Services, Inc. (See Note 3)

         (i)(1) Opinion of Counsel as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus (See Note 1)

         (i)(2)   Opinion of Counsel regarding all series (See Note 5)

(j) Consent of Sanville & Company, CPAs, Inc., independent auditors (See Note 7)

(k)               Not Applicable

(l)               Not Applicable

(m)               Plan of Distribution (Rule 12b-1) for the NOAH FUND
                  (See Note 6)

(m)(1) Form of Amendment No. 1 to the Plan of Distribution (Rule 12b-1) for the NOAH FUND (See Note 6)

(n)               Not Applicable

(o)               Reserved

(p)               Form of Code of Ethics for The Noah Investment Group, Inc.
                  (See Note 3)

         (p)(1)   Form of Code of Ethics for Polestar Management Company (See
                  Note 3)

         (p)(2)   Form of Code of Ethics for Geewax, Terker & Company (See Note
                  5)

         (p)(3)   Code of Ethics for Citco-Quaker Fund Distributors, Inc. (See
                  Note 6)

Notes to Exhibits:

(1) Filed with the Securities and Exchange Commission as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement (Reg. No. 033-69798 ) filed on April 16, 1996, and incorporated herein by reference.

(2) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on December 31, 1997.

(3) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on March 1, 2002

(4) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on May 28, 2002

(5) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on November 27, 2002

(6) Filed with the Securities and Exchange Commission as an Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement (Reg. No. 033-69798) filed on March 4, 2003

(7)      Filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not Applicable.

Item 25. Indemnification

(a) General. The Articles of Amendment and Restatement of Charter (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

(b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met:
         (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the

         Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26. Business and Other Connections of Investment Adviser

Polestar Management Company serves as the investment adviser for the Registrant. The business and other connections of Polestar Management Company are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Polestar Management Company as currently filed with the SEC (File No. 801-44955) which is incorporated by reference herein.

Geewax, Terker & Co., serves as the sub-investment adviser to the NOAH FUND Large-Cap Growth Portfolio. The business and other connections of Geewax, Terker & Co. are set forth in the Form ADV of Geewax, Terker & Co. as currently filed with the SEC (File No. 801-16965) which is incorporated by reference herein.

Item 27. Principal Underwriter

(a) Citco-Quaker Fund Distributors, Inc. ("CQFD") is underwriter and distributor for Registrant. As such, CQFD offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares. CQFD also serves as underwriter or distributor for the following investment companies which are not affiliated with
         Registrant: CRA Fund Advisors (CRA Funds), HomeState Group (Emerald Funds), IPS Funds (IPS Funds), Henssler Funds Inc. (Henssler Funds), Memorial Funds (Memorial Funds), Penn Street Fund, Inc. (Penn Street Funds) and Quaker Investment Trust (Quaker Investment Trust).

(b)      Information relating to each director, officer or partner of CQFD:

                                                POSITIONS AND OFFICES          POSITIONS AND OFFICES
    NAME AND PRINCIPAL BUSINESS ADDRESS            WITH UNDERWRITER             WITH THE REGISTRANT
    -----------------------------------         ---------------------          --------------------
Jeffry H. King, Sr.                           Shareholder, Director,                       None
1288 Valley Forge Road, Suite 76              Co-Chairman of the Board,
Valley Forge, PA  19482                       Secretary

Kevin J. Mailey                               Shareholder, Director                        None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

                                                POSITIONS AND OFFICES          POSITIONS AND OFFICES
    NAME AND PRINCIPAL BUSINESS ADDRESS            WITH UNDERWRITER             WITH THE REGISTRANT
    -----------------------------------         ---------------------          --------------------
John Lukan                                    President and Chief Executive                None
1288 Valley Forge Road, Suite 76              Officer
Valley Forge, PA  19482

William Keunen                                Director                                     None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

Jay Peller                                    Director                                     None
1288 Valley Forge Road, Suite 88
Valley Forge, PA  19482

(c)      Not Applicable.

Item 28. Location of Accounts and Records

The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 975 Delchester Road, Newtown Square, PA 19073. The Fund's accounting and transfer agency records are maintained at Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482.

Item 29. Management Services

There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30. Undertakings

Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 1st day of March 2004.

                           THE NOAH INVESTMENT GROUP, INC.


                           By  /s/ William L. Van Alen, Jr.
                               ---------------------------
                           Name:   WILLIAM L. VAN ALEN, JR.
                           Title:  President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                                    TITLE                      DATE

/s/William L. Van Alen, Jr.             Director                   March 1, 2004
---------------------------             President
WILLIAM L. VAN ALEN, JR.                & Treasurer

/s/Forrest H. Anthony                   Director                   March 1, 2004
---------------------------
FORREST H. ANTHONY

                                        Director                   March 1, 2004
---------------------------
MARTIN V. MILLER

                                        Director                   March 1, 2004
---------------------------
ROGER J. KNAKE

/s/George R. Jensen, Jr.                Director                   March 1, 2004
---------------------------
GEORGE R. JENSEN, JR.


The above persons signing as Directors are all of the members of the Company's Board of Directors.

                                  EXHIBIT INDEX

                  EXHIBITS                                      EXHIBIT NO.
                  --------                                      -----------
Articles Supplementary filed on October 15, 2001                EX-99(a)(2)

Articles of Amendment filed on August 16, 2002                  EX-99(a)(3)

Articles Supplementary filed on August 16, 2002                 EX-99(a)(4)

Consent of Sanville & Company, CPAs, Inc.,                      EX-99(j)
independent auditors